Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended											6 Months Ended						6 Months Ended				6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Societe des Mines de Morila S.A. [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Mariana Resources Limited [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Societe dExploitation des Mines dOr de Sadiola Societe Anonyme and Thani Ashanti Alliance Limited [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2013 Continental Africa [Member] Fair Value, Measurements, Nonrecurring [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Continental Africa [Member] Maximum [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Continental Africa [Member] Minimum [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents								$ 415	$ 415
Marketable and non-marketable equity securities								44	42	2
Mandatory convertible bonds								(270)	(270)
Option component of convertible bonds								0		0
Items measured at fair value on a non-recurring basis [Abstract]
Items measured at fair value on a non-recurring basis														49	1	48	0
Total gain/(loss) on items measured at fair value on a non-recurring basis												(2,335)
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Impairment, Real Pre Tax Rate (Percent)																		14.50%					18.10%	6.20%				18.10%	6.20%
Long-term real gold price estimate (USD per ounce)	1,252		1,584	1,530	1,113							1,252	1,584
Long-lived assets held and used [Abstract]
Long-lived assets held and used														34	0	34	0									34	898
Total gain/(loss) on long-lived assets held and used																									(864)
Long-lived assets abandoned [Abstract]
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)														0	0	0	0
Total gain/(loss) on long-lived assets impaired and written-off (including goodwill and other intangibles)	(2,134)	(1)										(1,270)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures														15	1	14	0		14	26	1
Impairments of associates and equity accounted joint ventures	(201)	0										(201)						(12)				(189)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)						99.30%
Fair value of bond excluding conversion feature (percent)						99.30%
Fair value of conversion feature (percent)						0.00%
Total issued bond value ($ million)							$ 732.5